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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Frontier Capital, L.P.
Address:  919 Third Avenue, 6th Floor
          New York, NY  10022

Form 13F File Number:  28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William L. Musser, Jr.
Title:            General Partner
Phone:            212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.            New York, NY          November 14, 2000
[signature]                          [city, state]              [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     $166,547
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
         Column 1                Column 2  Column 3   Column 4            Column 5    Column 6   Column 7          Column 8
         Name of                 Title of              Value    Shrs or  SH/   Put/  Investment   Other         Voting Authority
          Issuer                   class    CUSIP     (x$1000)  prn amt  PRN   Call  Discretion  managers    Sole    Shared    None
Altera Corp                         Com    021441100    4303     90120   SH            SOLE                 90120
Applied Matls Inc                   Com    038222105    4650     78400   SH            SOLE                 78400
Citrix Sys Inc                      Com    177376100    4294    214030   SH            SOLE                214030
Citrix Sys Inc                      Com    177376900    3460    172500   SH    CALL    SOLE                172500
Dairy Mart Convenience Stores       Com    233860303    1638    327550   SH            SOLE                327550
Digital Insight Corp                Com    25385P106    1410     39295   SH            SOLE                 39295
Digital Lava Inc                    Com    253928105    1822    351200   SH            SOLE                351200
E M C Corp Mass                     Com    268648102   17843    180000   SH            SOLE                180000
Foundry Networks                    Com    35063R100    3079     46000   SH            SOLE                 46000
KLA-Tencor Corp                     Com    482480100    4763    115635   SH            SOLE                115635
MRV Communications Inc              Com    553477100   41069    906350   SH            SOLE                906350
MRV Communications Inc              Com    553477950   15406    340000   SH    PUT     SOLE                340000
Micron Technology Inc               Com    595112103   17113    372015   SH            SOLE                372015
Network Assocs Inc                  Com    640938106   16899    746935   SH            SOLE                746935
Nextel Communications Inc           Cl A   65332V103    9170    196160   SH            SOLE                196160
Novellus Sys Inc                    Com    670008101     988     21215   SH            SOLE                 21215
Presstek Inc                        Com    741113104    9928    517425   SH            SOLE                517425
Presstek Inc                        Com    741113904     672     35000   SH    CALL    SOLE                 35000
Redback Networks Inc                Com    757209101    1950     11890   SH            SOLE                 11890
Tumbleweed Communications Corp      Com    899690101     928     18193   SH            SOLE                 18193
Winstar Communications Inc          Com    975515107    5162    333050   SH            SOLE                333050